Annual Total Returns (Vanguard Health Care Fund - Investor Shares Annuity) (Vanguard Health Care Fund, Vanguard Health Care Fund - Investor Shares)	12 Months Ended
Jan. 31, 2013
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Annual Total Return
2012	15.11%
2011	11.45%
2010	6.16%
2009	20.96%
2008	(18.45%)
2007	4.42%
2006	10.87%
2005	15.41%
2004	9.51%
2003	26.58%